Nature of Operations and Summary of Significant Accounting Policies (Detail 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017		Dec. 31, 2016
Change in Accounting Estimate [Line Items]
Net income	$ 179	$ 224	$ (5)	$ 219	$ 398	$ 211	[1]	$ 854	[1]
Net income per share (in dollars per share)			$ 0	$ 0.12	$ 0.09	$ 0.11		$ 0.45
As Originally Reported
Change in Accounting Estimate [Line Items]
Net income	$ 202	$ 240	$ 11	$ 251	$ 453	$ 290		$ 938
Net income per share (in dollars per share)			$ 0.01	$ 0.13	$ 0.11	$ 0.15		$ 0.49
Change in New York State Tax Law
Change in Accounting Estimate [Line Items]
Income from continuing operations								$ 500,000
Net income								$ 330,000
Net income per share (in dollars per share)								$ 0.17
Change in New York State Tax Law | As Originally Reported
Change in Accounting Estimate [Line Items]
Income from continuing operations								$ 627,000
Net income								$ 464,000
Net income per share (in dollars per share)								$ 0.24

[1]	Restated